Other current assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets [Abstract]
Content assets	€ 47,000,000	€ 95,000,000
Prepaid expenses and other	71,000,000	64,000,000
Derivative assets	14,000,000	9,000,000
Total	132,000,000	168,000,000
Content asset amortization	188,000,000	208,000,000	€ 193,000,000
Write-off of content assets	€ 0	€ 29,000,000	€ 0